Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ (5,683,693)	$ (840,722)	$ 66,196	$ (2,320,546)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	278,852	287,201	384,677	378,322
Non-cash interest expense	365,251	363,970	414,269	100,394
Changes in operating assets and liabilities:
Restricted cash	12,973	(256,127)	114,260	2,877,622
Trade accounts receivable	474,418	(466,456)	(337,483)	(123,241)
Prepaid expenses	(13,215)	(18,789)	1,049	(24,714)
Other assets	(114,931)	751,303	691,681	(553,881)
Trade accounts payable	(3,324)	(452,672)	(549,405)	(730,237)
Accrued and other liabilities	(450,672)	(1,485,406)	(3,846,904)	(8,735,103)
Income taxes	49,064	(14,440)	(14,822)	43,905
Net cash used in operations	(5,085,277)	(2,132,138)	(3,076,482)	(9,087,479)
Cash flows from investing activities:
Purchase of property and equipment	(14,311)	(49,071)	(49,471)	(132,731)
Proceeds from sale of property and equipment	0	1		90
Net cash used in investing activities	(14,311)	(49,070)	(49,471)	(132,641)
Cash flows from financing activities:
Proceeds from convertible stockholder loan	1,309,093	285,049	327,210	2,317,308
Repayment of debt	(189,420)
Proceeds from preferred share subscription	1,355,480
Net cash provided by financing activities	2,475,153	285,049	327,210	2,317,308
Effect of exchange rate change on cash and cash equivalents	(128,764)	86,009	161,047	16,921
Net decrease in cash and cash equivalents	(2,753,199)	(1,810,150)	(2,637,696)	(6,885,892)
Cash and cash equivalents at beginning of period	3,689,382	6,327,078	6,327,078	13,212,969
Cash and cash equivalents at end of period	936,183	4,516,928	3,689,382	6,327,078
Supplemental cash flow disclosures:
Cash paid for interest	40,664	19,756	79,668	77,160
Cash paid (received from) for income taxes	$ (51,187)	$ 10,801	$ 17,413	$ (43,196)